Report Of The Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	£ 306,141	£ 269,213
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	8,861	3,248
Total gross loans and advances | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	492,696	492,468
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	90,951	90,869
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Reported in ‘Assets held for sale’
Disclosure of credit risk exposure [line items]
Financial assets	21,512	21,325
Impairment allowances on loans and advances | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,217)	(1,370)
Impairment allowances on loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(1,089)	(1,146)
Impairment allowances on loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Reported in ‘Assets held for sale’
Disclosure of credit risk exposure [line items]
Financial assets	£ (64)	£ (131)